Note 12 - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 24,072	$ 23,878	$ 23,210	$ 26,817	$ 26,061	$ 22,406	$ 24,610	$ 27,086	$ 97,977	$ 100,163	$ 101,453
Gross profit	13,992	13,626	13,322	18,013	16,513	10,792	15,763	17,381	58,954	60,449	61,983
Net income	$ 2,797	$ 1,494	$ 2,149	$ 5,967	$ 5,750	$ 1,761	$ 4,696	$ 6,255	$ 12,407	$ 18,462	$ 20,929
Net income per share - Basic (in dollars per share)	$ 0.09	$ 0.05	$ 0.07	$ 0.19	$ 0.19	$ 0.06	$ 0.15	$ 0.21	$ 0.39	$ 0.60	$ 0.70
Net income per share - Diluted (in dollars per share)	$ 0.09	$ 0.05	$ 0.07	$ 0.18	$ 0.18	$ 0.05	$ 0.15	$ 0.20	$ 0.39	$ 0.58	$ 0.67